SHARE BASED PAYMENTS - Summary of Inclusions of Model Inputs For Options Granted (Detail)	Oct. 02, 2020
IPO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate	0.00%
Dividend yield	0.00%
Expected volatility	146.00%
Scenario weighting	75.00%
Delayed exit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate	0.00%
Dividend yield	0.00%
Expected volatility	102.00%
Scenario weighting	25.00%